LAW OFFICES
JOHNSON, JONES, DORNBLASER, COFFMAN & SHORB
A PROFESSIONAL CORPORATION

W. THOMAS COFFMAN	2200 BANK OF AMERICA CENTER	TELEPHONE
KENNETH E. DORNBLASER		(918) 584-6644
JOHN B. JOHNSON, JR.	15 W. SIXTH STREET
C. ROBERT JONES		FAX
RANDY R. SHORB	TULSA, OKLAHOMA 74119	(918) 584-6645
E. ANDREW JOHNSON
E MAIL
JESSE N. BOMER		kdornblaser@jjdcs.com

RICHARD D. JONES, Of Counsel
PAUL KINGSOLVER, Of Counsel
DIANA CLARK, Of Counsel

October 17, 2005

Ms. Tangela Richter
Ms. Melinda Kramer
450 Fifth Street, N.W.
United States Securities and Exchange Commission
Washington, D.C. 20549-0405

Re:	Arena Resources, Inc. – SB-2 Amendment No.2 File No. 333-127741 Form 10-KSB December 31, 2004, File No. 01-31657

Dear Ms. Richter and Ms. Kramer:

               Accompanying this letter is Amendment No. 1 to the Registration Statement on Form S-3 of Arena Resources, Inc. (“Arena” or the “Company”), which we submit for filing. All changes to the Form S-3 have been marked. The changes are principally in response to the comments we received pursuant to your letter dated September 21, 2005. Our responses are numbered below to correspond to the paragraphs contained in your September 21st letter.

Form S-3

General

1.     We have included additional disclosure regarding the call options and the circumstances regarding the original issuance of the options. Your letter of September 21 states that our disclosure “is unclear as to who holds the call options”. Please note that the footnotes to the table under “Selling Shareholders” identify specifically which of the selling shareholders hold such options, and the number of shares to which each relates (originally, this disclosure appeared in footnotes 1 through 6; this information can now be found in renumbered footnotes 7 through 12). We have also filed a representative copy of the call option agreement as an Exhibit to the Form S-3.

United States Securities and Exchange Commission
October 17, 2005

Selling Security Holders, page 13

2.     For each non-natural person listed in the Selling Shareholders table we have identified, in new footnotes 1 through 6, the natural person(s) with dispositive and voting power.

3.     The Company has been informed by the selling shareholders that (i) no selling shareholder is a registered broker-dealer or an affiliate of a registered broker-dealer, and (ii) at the time of the acquisition of the Company’s stock there were no agreements, understandings or arrangements with any other persons, either directly or indirectly, to distribute the securities. If any disclosure currently set forth in the “Plan of Distribution” changes, the Company will amend the Form S-3, as appropriate.

Incorporation of Documents by Reference, page 17

4.     We have revised our list of documents incorporated by reference to include the quarterly report on Form 10-Q for the quarter ended March 31, 2005, filed with the Commission on May 11, 2005.

Form 10-KSB for the year ended December 31, 2004

Item 8A. Controls and Procedures, page 29

5.     We have filed Amendment No. 1 to the Company’s Form 10-KSB for the year ended December 31, 2004 to state that the Company’s evaluation of the disclosure controls and procedures are effective as of the end of the period covered by the report, as described in Item 307 of Regulation S-B. We also confirm the Company will use appropriate language in all future filings.

6.     Amendment No. 1 to the Company’s Form 10-KSB for the year ended December 31, 2004 also states that there were no changes in the Company’s internal controls over financial reporting for the period ending December 31, 2004 that materially affected or were likely to materially affect the Company’s internal control over financial reporting. We also confirm that with respect to each of the quarterly reports on Form 10-Q for the quarter ended March 31, 2005 as filed with the Commission on May 11, 2005, and the Form 10-Q for the quarter ended June 30, 2005, as filed with the Commission on July 29, 2005, there were no changes in the Company’s internal controls over financial reporting for the periods ended as reported in such quarterly reports that materially affected or were likely to materially affect the Company’s internal control over financial reporting. Finally, we also confirm the Company will use appropriate language in all future filings.

United States Securities and Exchange Commission
October 17, 2005

        We believe this addresses all comments submitted by your office on September 21, 2005. If you have further questions or comments that you believe can be resolved telephonically, please feel free to contact the undersigned at the number noted above, or Tim Rochford at Arena, 918-747-6060.

Very truly yours,

/s/ Kenneth E. Dornblaser

Kenneth E. Dornblaser
For the Firm

C:	Arena Resources Hansen, Barnett & Maxwell, P.C.